INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Significant associates (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Assets	$ 372,215,382	$ 342,928,809
Liabilities	327,631,107	303,879,080
Total other comprehensive income	2,593,244	(3,720,257)	$ 2,889,849
Total for all associates | P.A. Viva Malls
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Assets	3,823,893	3,492,834
Liabilities	114,703	101,653
Income from ordinary activities	761,198	849,928
Profits (loss)	487,123	327,838
Dividends	121,977	104,623
Total for all associates | Proteccion S.A.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Assets	3,194,045	2,955,547
Liabilities	752,834	666,280
Total other comprehensive income	38,953	80,088
Income from ordinary activities	1,884,277	1,597,171
Profits (loss)	446,532	$ 303,460
Dividends	$ 55,558